Amortized Cost or Cost, Gross Unrealized Gains, Gross Unrealized Losses, and Fair Values of Available-For-Sale Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Total fixed-maturity securities, available-for-sale	$ 966,168	$ 734,957
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	30,637	24,161
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	5,582	7,587
Total fixed-maturity securities, available-for-sale, Fair value	991,223	751,531
U.S. government
Schedule of Available-for-sale Securities [Line Items]
Total fixed-maturity securities, available-for-sale	77,857	48,676
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	253	644
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	450	103
Total fixed-maturity securities, available-for-sale, Fair value	77,660	49,217
States and political subdivisions
Schedule of Available-for-sale Securities [Line Items]
Total fixed-maturity securities, available-for-sale	10,502	10,546
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	503	285
Total fixed-maturity securities, available-for-sale, Gross unrealized losses		187
Total fixed-maturity securities, available-for-sale, Fair value	11,005	10,644
Corporate Securities
Schedule of Available-for-sale Securities [Line Items]
Total fixed-maturity securities, available-for-sale	615,077	491,518
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	28,056	21,500
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	2,258	3,739
Total fixed-maturity securities, available-for-sale, Fair value	640,875	509,279
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Total fixed-maturity securities, available-for-sale	259,748	184,217
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	1,825	1,732
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	2,823	3,558
Total fixed-maturity securities, available-for-sale, Fair value	258,750	$ 182,391
Foreign Government
Schedule of Available-for-sale Securities [Line Items]
Total fixed-maturity securities, available-for-sale	2,984
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	51
Total fixed-maturity securities, available-for-sale, Fair value	$ 2,933